Employee Benefit Plans - Additional Information (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Defined Benefit Pension Plans | Foreign Plan
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected plan contributions	$ 7.3	$ 7.3